Commitments and Contingencies (Details) - Schedule of Lease Commitments under Non-Cancelable Agreements	Dec. 31, 2023 USD ($)
Schedule of Lease Commitments under Non-Cancelable Agreements [Abstract]
January 2024 to December 2024	$ 293,445
January 2025 to December 2025	293,445
January 2026 to December 2026	138,415
January 2027 to December 2027	27,679
January 2027 to December 2027	781,229
Thereafter	856,584
Total	$ 2,390,797